FRANKLIN TEMPLETON INVESTMETNS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906

January 3, 2002

Filed Via Edgar (CIK #0000038721)
Securities and Exchange Commission Judiciary
Plaza 450 Fifth Street, N.W.
Washington, D.C. 20549

 RE: FRANKLIN CUSTODIAN FUNDS, INC.
     File Nos. 002-11346 and 811-537

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 21, 2001.

Sincerely yours,

FRANKLIN CUSTODIAN FUNDS, INC.


/s/ David P. Goss
David P. Goss
Associate General Counsel

DPG:ml

cc:   Brian E. Lorenz, Esq.